Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments [Text Block]
The following disclosure of the estimated fair value of financial instruments was made in accordance with the requirements of ASC 820 ‘‘Disclosure about fair value of financial instruments’’ and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

ASC 820 defines three levels of inputs that may be used to measure fair value and requires that the assets or liabilities carried at fair value be disclosed by the input level under which they were valued. The input levels are defined as follows:
Level 1:	Quoted (unadjusted) prices in active markets for identical assets and liabilities that the reporting entity can access at the measurement date.
Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:	Unobservable inputs for the asset or liability.

	ASC 820 Level	December 31, 2013	December 31, 2012
Assets:
Cash and cash equivalents	Level 1	6,681	7,041
Short term investments	Level 1	1,000	1,036
Liabilities:
Short-term borrowings	Level 1	2,208	2,095
Long-Term Debt	Level 1	328	622
Debentures	Level 3	-	4,416
Investor Warrants	Level 3	3,150	1,571
Placement Agent Warrants	Level 3	289	183

The recorded amount of cash and cash equivalents, short term investment and short-term borrowings are a reasonable estimate of their fair value due to the short-term maturities of these instruments.

The fair market value (Level 1 measurement) of the Company’s long-term debt is estimated using interest rate available to the Company in corresponding markets for debt with similar terms and maturities (see note 14-1 Long-term debt).

Concerning Investor and Placement Agent Warrants, the Company uses a Black-Scholes option pricing model. The fair value of the Warrants will change over time depending on the volatility and share price at balance sheet date (see note 14-3 - Financial instruments carried at fair value).

Concerning Debentures, they were recorded as a liability at their fair value at inception and subsequently valued on an amortized cost basis with changes recorded as a financial expense, using an effective interest rate of 35% (see notes 1-21 Debentures and 14 - 2 Debentures).

F-41

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs, for the period from December 31, 2012 to December 31, 2013:

All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2013	Impact of the May 2013 Placement		Fair-value adjustments & amortized costs		USD/EUR Exch. impact	As of Dec. 31, 2012
		Reimburse- ment of non- Convertible Debentures	New granted Warrants	FV adjust- ments (see note 19)	Amorti- zation costs
Outstanding nominal amount in thousand US Dollar	-	(8,000)	-	-	-	-	8,000
Non Convertible Debentures	-	(6,015)	-	-	1,637	(38)	4,416
TOTAL Debentures	-	(6,015)	-	-	1,637	(38)	4,416
Investor Warrants 2012	1,522	-		18	-	(67)	1,571
Placement Agent Warrants 2012	181	-		5	-	(7)	183
Investor Warrants 2013	1,628	-	2,725	(928)	-	(169)	-
Placement Agent Warrants 2013	109	-	225	(103)	-	(13)	-
Total Financial instruments carried at fair value	3,439	-	2,950	(1, 007)	-	(256)	1,754
TOTAL =	3,439	(6,015)	2,950	(1, 007)	1,637	(294)	6,170

F-42

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs, for the period from December 31, 2011 to December 31, 2012:

All amounts in thousands Euros unless otherwise stated	As of Dec. 31, 2012	Impact of the January 2012 Exchange Agreement			Impact of the March 2012 Placement		Fair-value adjustments & amortized costs		USD/EUR Exch. impact	As of Dec. 31, 2011
		Cash	Exchange	Debt Issuan- ce Costs	Reimburse- ment of non- Convertible Debentures	New granted Warrants	FV adjust- ments (see note 19)	Amorti- zation costs
Outstanding nominal amount in thousand US Dollar	8,000	(500)	-	-	(2,000)	-	-	-	-	10,500
Convertible Debentures carried at fair value	-	(385)	(6,948)	-	-	-	282	-	(34)	7,085
Non Convertible Debentures	4,416	-	4,883	(171)	(1,526)	-	-	1,292	(62)
TOTAL Debentures	4,416	(385)	(2,065)	(171)	(1,526)	-	282	1,292	(96)	7,085
Investor Warrants 2007	-	-	(373)	-	-	-	178	-	-	195
Investor Warrants 2012	1,571	-	-	-	-	1,629	(75)	-	17	-
Placement Agent Warrants	183	-	-	-	-	192	(11)	-	2	-
Total Financial instruments carried at fair value	1,754	-	(373)	-	-	1,821	92	-	19	195
TOTAL =	6,170	(385)	(2,437)	(171)	(1,526)	1,821	374	1,292	(78)	7,280

The January 2012 Exchange Offer resulted in a loss of € 2,250 thousand as detailed below.

Extinguishment of Convertible Debentures and cancellation of 2007 Warrants and issuance of New Debentures – See Notes 14-2 & 14 - 3	2,437
Issuance of new shares and warrants – See Statements of Shareholders Equity (See Note 16-7)	(4,687)
Financial loss from the 2012 January Exchange Agreement (See Note 19)	(2,250)